Borrowings from Financial Institutions (Details) ฿ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 THB (฿)
Disclosure of detailed information about borrowings [text block] [Abstract]
Borrowings description	Those borrowings carry interest at the rate varies from 2% to MLR minus 1% per annum. Maturity date of borrowings is made and repayable on various dates from November 5, 2021 to April 7, 2025.
Interest expense	$ 22,212	$ 47,918
Unused bank overdraft	312,000		฿ 10
Unused trust receipts	$ 1,560,000		฿ 50